As filed with the U.S. Securities and Exchange Commission on August 11, 2011
File No. 333-123467
File No. 811-21732

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 9	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 11
(Check appropriate box or boxes.)
MGI FUNDS
(Exact Name of Registrant as Specified in Charter)
99 High Street, Boston, MA          02110
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code (617) 747-9500
Scott M. Zoltowski, Esquire
Mercer Global Investments, Inc.
99 High Street
Boston MA 02110
(Name and Address of Agent for Service)
Please send copies of all communications to:
Bruce G. Leto, Esquire
Mark A. Sheehan, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on July 28, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
EXHIBIT LIST
SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of August, 2011.

MGI FUNDS
By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski
Vice President, Chief Legal Officer, and Secretary

          Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Harrison M. Bains, Jr. * Harrison M. Bains, Jr.	Trustee	August 11, 2011

Adela M. Cepeda * Adela M. Cepeda	Trustee	August 11, 2011

Gail A. Schneider * Gail A. Schneider	Trustee	August 11, 2011

Richard L. Nuzum * Richard L. Nuzum	Trustee and President and Chief Executive Officer	August 11, 2011

/s/ Richard S. Joseph Richard S. Joseph	Principal Accounting Officer and Treasurer	August 11, 2011

* By:	/s/ Scott M. Zoltowski Scott M. Zoltowski, Attorney-in-Fact
(Pursuant to Power of Attorney, incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010)

EXHIBIT LIST

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase